Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2025
Assets Held For Sale [Abstract]
Summary of Assets Held for Sale Measured at Fair Value

Assets held for sale are measured at their fair value less costs to sell and comprised of the following:

As at	December 31, 2025	December 31, 2024
Olds facility	—	18,800
Extraction equipment	746	251
	746	19,051